Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Earnings Per Share

Note 13 – Earnings Per Share

The table below reconciles basic weighted average common shares outstanding to diluted weighted average shares outstanding for December 31, 2021 and 2020. Basic earnings per share is based on the weighted average number of common shares outstanding for the period. Diluted earnings per share also includes the dilutive effect of additional potential common shares issuable from stock-based awards and are determined using the treasury stock method. Basic earnings per share represents net earnings or loss attributable to Common Stock divided by the basic weighted average number of common shares outstanding during the period. Diluted earnings per share represents net earnings divided by diluted weighted average number of common shares, which includes the average dilutive effect of all potentially dilutive securities that are outstanding during the period. The unvested stock awards, warrants, and options are included in the number of shares outstanding for diluted earnings per share calculations, unless a net loss is reported, in which situation unvested stock awards, warrants, and options are excluded from the number of shares outstanding for diluted earnings per share calculations.

	Years Ended December 31,
	2021	2020

Net Income (loss)	$18,092	$(14,375)
Premium paid on repurchase of redeemable convertible preferred stock	(5,436)	—
Net income (loss) attributable to common stockholders	$12,656	$(14,375)
Weighted average shares outstanding - basic	95,477,472	69,228,444
Weighted average shares outstanding – diluted	114,910,129	69,228,444

Basic earnings (loss) per share	$0.13	$(0.21)
Diluted earnings (loss) per share	$0.11	$(0.21)

Due to the net loss to common stockholders in 2020 presented above, diluted loss per share was computed without consideration of potentially dilutive instruments as their inclusion would have been anti-dilutive. Warrants outstanding in 2021 were not included in the computation of diluted earnings per share because the warrant’s exercise price for the period was greater than the average market price of the common shares. As of December 31, 2021 and 2020, potentially dilutive securities excluded from the diluted earnings (loss) per share calculation are as follows:

	2021	2020

Warrant Common Stock	19,333,303	1,023,745
2014 Equity Incentive Plan	—	23,476,182
Total potentially dilutive securities	19,333,303	24,499,927